Subsequent Event	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENT	NOTE 13 - SUBSEQUENT EVENT On March 11, 2020, the Company declared a dividend to its shareholders in the amount of approximately $4.8 million.